Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions	Grant date fair value for restricted stock units is estimated using the fair value of the Company’s common stock on the date of grant. Grant date fair value for stock options is estimated using a Black-Scholes option valuation model, consistent with authoritative guidance, using the weighted-average assumptions in the table below:
	Years ended December 31,
	2022	2021
Expected volatility	57.68%	52.35%
Dividend yield	0%	0%
Risk-free interest rate	3.34%	0.99%
Expected term in years	5.85	5.76

Summary of Share Based Compensation Arrangements By Share Based Payment Award	A summary of the Company’s stock option and restricted stock unit activity under its plans is as follows:
	Stock Options		Restricted Stock Units
	Number of Shares Subject to Outstanding Stock Options	Weighted Average Exercise Price per Share	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value per Share
Outstanding at December 31, 2022	898,844	$4.74	1,318,530	$7.93
Granted	75,500	$2.32	—	—
Released	—	—	(386,968)	$8.63
Canceled/Forfeited	(5,000)	$7.50	—	—
Outstanding at June 30, 2023	969,344	$4.55	931,562	$7.64

A summary of the Company’s share option and restricted stock unit activity under its plans is as follows:
	Options			RSUs
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Balance as of January 1, 2021	90,991	$0.62	4.93	—
Granted	658,903	$5.96		—
Cancelled/forfeited/expired	(22,500)	$5.20		—
Balance as of December 31, 2021	727,394	$5.32	7.12	—
Granted	171,450	$2.30		1,318,530	$7.93
Balance as of December 31, 2022	898,844	$4.74	8.10	1,318,530	$7.93
Exercisable at December 31, 2022	456,874	$4.89	7.34

Summary of Employee Service Share Based Compensation Allocation of Recognized Period Costs	The following table sets forth stock-based compensation expense recognized for the three and six months ended June 30, 2023 and 2022:
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Research and development	$378	$178	$750	$207
Sales and marketing	58	12	116	24
General, and administrative	618	362	1,228	490
Total stock-based compensation expense	$1,054	$552	$2,094	$721
The following table sets forth stock-based compensation expense recognized for the years ended December 31, 2022 and 2021:
	Years ended December 31,
	2022	2021
Research and development	$995	$65
Sales and marketing	117	30
General, and administrative	1,785	282
Total stock-based compensation expense	$2,897	$377